SHAREHOLDERS' CAPITAL - Summary of Shareholders' Capital (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of year	$ 4,829.7
Balance, end of year	$ 4,838.1	$ 4,829.7
Common Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares)	552,246	547,709
Share based compensation (non-cash exercised) (in shares)	3,871	4,537
Balance, end of period (in shares)	556,117	552,246
Balance, beginning of year	$ 4,829.7	$ 4,815.1
Share based compensation (non-cash exercised)	8.4	14.6
Balance, end of year	$ 4,838.1	$ 4,829.7